Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	Maple X, Inc.
Document Type	S-11/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Central Index Key	0001919988
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false